Investment in Related Party (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2023	Oct. 23, 2023
Investment in Related Party (Details) [Line Items]
Finance expense	$ 804
Acquired shares	2.1
Ownership percentage		15.57%
Accustem [Member]
Investment in Related Party (Details) [Line Items]
Share price	$ 63
Finance expense	$ 1,049
OKYO Pharma Ltd [Member]
Investment in Related Party (Details) [Line Items]
Share price	$ 1.77
Finance expense	$ 567